Consolidated Statement of Income - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit (loss) [abstract]
Net revenue	R$ 6,987,180	R$ 3,403,709	R$ 14,505,174	R$ 6,318,859
Cost of sales	(2,375,507)	(964,555)	(5,254,229)	(1,773,727)
GROSS PROFIT	4,611,673	2,439,154	9,250,945	4,545,132
OPERATING (EXPENSES) INCOME
Selling, Marketing and Logistics expenses	(3,171,808)	(1,552,309)	(6,448,997)	(2,875,375)
Administrative, research and development, technology and other project expenses	(1,337,544)	(567,221)	(2,603,635)	(1,104,252)
Impairment loss on trade receivables	(228,964)	(42,609)	(452,946)	(118,037)
Other operating income (expenses), net	74,676	8,087	(277,874)	22,332
OPERATING (LOSS) PROFIT BEFORE FINANCIAL RESULT	(51,967)	285,102	(532,507)	469,800
Financial income	665,538	414,057	2,225,722	792,159
Financial expenses	(934,079)	(618,459)	(2,721,858)	(1,161,816)
NET INCOME (LOSS) BEFORE INCOME TAX AND SOCIAL CONTRIBUTION	(320,508)	80,700	(1,028,643)	100,143
Income tax and social contribution	(44,853)	(24,777)	(139,656)	(30,746)
NET OF DISCONTINUED OPERATIONS	(26,722)	0	(48,723)	0
NET (LOSS) INCOME FOR THE PERIOD	(392,083)	55,923	(1,217,022)	69,397
ATTRIBUTABLE TO
The Company´s shareholders	(388,499)	55,923	(1,209,296)	69,397
Non-controlling shareholders	(3,584)	0	(7,726)	0
NET (LOSS) INCOME FOR THE PERIOD	R$ (392,083)	R$ 55,923	R$ (1,217,022)	R$ 69,397
(LOSS) EARNINGS PER SHARE IN THE PERIOD -R$
Basic	R$ (0.3211)	R$ 0.0649	R$ (1.0190)	R$ 0.0804
Diluted	R$ (0.3211)	R$ 0.0645	R$ (1.0190)	R$ 0.0800